Quarterly Holdings Report
for
Fidelity® Japan Fund
January 31, 2022
JPN-NPRT1-0422
1.813056.117
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Entertainment - 1.3%
Capcom Co. Ltd.	220,000	5,310,966
Daiichikosho Co. Ltd.	152,800	4,329,759
		9,640,725
Interactive Media & Services - 1.9%
Dip Corp.	81,700	2,586,577
Hypebeast Ltd. (a)	16,722,500	2,162,478
Z Holdings Corp.	1,944,000	9,872,929
		14,621,984
Media - 0.5%
ValueCommerce Co. Ltd.	116,800	3,601,209
Wireless Telecommunication Services - 3.0%
SoftBank Group Corp.	511,300	22,650,357
TOTAL COMMUNICATION SERVICES		50,514,275
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 2.9%
DENSO Corp.	292,500	21,830,365
Automobiles - 4.1%
Isuzu Motors Ltd.	446,400	5,468,401
Suzuki Motor Corp.	225,900	9,617,501
Toyota Motor Corp.	795,500	15,721,609
		30,807,511
Distributors - 0.5%
Arata Corp.	112,800	3,940,343
Hotels, Restaurants & Leisure - 0.9%
Curves Holdings Co. Ltd.	576,700	3,519,753
Koshidaka Holdings Co. Ltd.	580,500	3,151,884
		6,671,637
Household Durables - 6.3%
Open House Group Co. Ltd.	172,000	8,904,994
Sony Group Corp.	344,500	38,538,685
		47,443,679
Internet & Direct Marketing Retail - 1.0%
ZOZO, Inc.	271,200	7,226,785
Leisure Products - 0.8%
Roland Corp.	147,700	5,634,122
Multiline Retail - 0.5%
Pan Pacific International Holdings Ltd.	293,200	3,946,130
Specialty Retail - 0.9%
Hikari Tsushin, Inc.	17,900	2,149,159
Nitori Holdings Co. Ltd.	32,000	4,584,405
		6,733,564
TOTAL CONSUMER DISCRETIONARY		134,234,136
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 4.3%
Nishimoto Co. Ltd.	137,900	3,474,748
Seven & i Holdings Co. Ltd.	327,100	16,635,861
Sugi Holdings Co. Ltd.	50,700	2,974,301
Sundrug Co. Ltd.	63,000	1,586,459
Tsuruha Holdings, Inc.	49,900	4,019,165
Welcia Holdings Co. Ltd.	142,300	3,843,217
		32,533,751
Food Products - 0.6%
S Foods, Inc.	139,000	4,269,709
Personal Products - 1.1%
Kose Corp.	30,000	2,742,887
Shiseido Co. Ltd.	104,200	5,256,265
		7,999,152
TOTAL CONSUMER STAPLES		44,802,612
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
INPEX Corp.	1,402,500	14,178,571
FINANCIALS - 11.2%
Banks - 4.2%
Mitsubishi UFJ Financial Group, Inc.	4,056,100	24,585,164
Sumitomo Mitsui Financial Group, Inc.	197,500	7,114,142
		31,699,306
Capital Markets - 0.5%
SBI Holdings, Inc. Japan	155,200	4,003,510
Diversified Financial Services - 3.7%
ORIX Corp.	1,332,400	27,483,581
Insurance - 2.8%
Lifenet Insurance Co. (a)	454,100	2,563,202
Tokio Marine Holdings, Inc.	310,800	18,546,584
		21,109,786
TOTAL FINANCIALS		84,296,183
HEALTH CARE - 10.7%
Biotechnology - 0.3%
PeptiDream, Inc. (a)	110,100	1,976,599
Health Care Equipment & Supplies - 7.5%
Hoya Corp.	267,700	34,712,216
Olympus Corp.	812,400	18,179,114
Sysmex Corp.	36,700	3,493,506
		56,384,836
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (b)	637,500	1,035,057
Pharmaceuticals - 2.8%
Astellas Pharma, Inc.	596,300	9,624,625
Daiichi Sankyo Kabushiki Kaisha	520,100	11,686,648
		21,311,273
TOTAL HEALTH CARE		80,707,765
INDUSTRIALS - 19.6%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(c)(d)	400	224,000
Air Freight & Logistics - 1.0%
Yamato Holdings Co. Ltd.	336,100	7,156,997
Building Products - 2.0%
Daikin Industries Ltd.	50,400	10,581,188
Toto Ltd.	97,800	4,209,360
		14,790,548
Commercial Services & Supplies - 0.0%
Photosynth, Inc. (a)	63,300	271,682
Electrical Equipment - 1.6%
Nidec Corp.	134,900	11,956,169
Industrial Conglomerates - 3.0%
Hitachi Ltd.	433,700	22,542,006
Machinery - 4.1%
Kitz Corp.	491,200	2,855,664
Minebea Mitsumi, Inc.	372,100	9,105,507
Misumi Group, Inc.	390,960	12,683,478
Nabtesco Corp.	189,900	5,936,079
		30,580,728
Professional Services - 6.7%
Funai Soken Holdings, Inc.	232,800	4,824,695
Outsourcing, Inc.	424,900	4,922,087
Persol Holdings Co. Ltd.	735,400	18,984,952
Recruit Holdings Co. Ltd.	228,400	11,289,494
SMS Co., Ltd.	241,900	6,650,470
TechnoPro Holdings, Inc.	146,200	3,740,111
		50,411,809
Trading Companies & Distributors - 1.2%
Itochu Corp.	280,000	8,995,410
TOTAL INDUSTRIALS		146,929,349
INFORMATION TECHNOLOGY - 17.5%
Electronic Equipment & Components - 4.3%
Dexerials Corp.	323,300	8,890,003
Iriso Electronics Co. Ltd.	106,200	4,312,133
Murata Manufacturing Co. Ltd.	180,300	13,555,546
TDK Corp.	160,200	5,785,607
		32,543,289
IT Services - 7.9%
Digital Hearts Holdings Co. Ltd.	256,592	3,865,784
DTS Corp.	168,300	3,591,372
ExaWizards, Inc. (a)	43,600	261,982
Finatext Holdings Ltd. (a)	36,700	249,453
Fujitsu Ltd.	106,000	14,013,029
GMO Internet, Inc.	270,900	5,796,071
Net One Systems Co. Ltd.	226,800	5,383,511
Nomura Research Institute Ltd.	113,700	3,980,170
NSD Co. Ltd.	316,700	5,409,196
Poletowin Pitcrew Holdings, Inc.	359,000	2,944,642
SCSK Corp.	254,100	4,299,740
Techmatrix Corp.	289,600	4,123,182
TIS, Inc.	209,400	5,507,359
		59,425,491
Semiconductors & Semiconductor Equipment - 4.3%
Furuya Metal Co. Ltd.	5,200	459,891
Renesas Electronics Corp. (a)	1,645,500	18,885,095
ROHM Co. Ltd.	62,700	5,281,670
Sumco Corp.	425,000	7,835,340
		32,461,996
Software - 1.0%
Appier Group, Inc. (a)(e)	76,600	664,435
Cynd Co. Ltd. (a)	10,000	149,080
Money Forward, Inc. (a)	118,800	5,406,140
WingArc1st, Inc.	92,000	1,035,676
		7,255,331
TOTAL INFORMATION TECHNOLOGY		131,686,107
MATERIALS - 6.4%
Chemicals - 6.4%
JSR Corp.	219,200	7,266,087
Kansai Paint Co. Ltd.	282,200	5,857,850
Nippon Sanso Holdings Corp.	163,400	3,244,927
Nissan Chemical Corp.	76,700	4,161,612
NOF Corp.	90,400	4,139,429
Shin-Etsu Chemical Co. Ltd.	108,500	18,153,070
Tokyo Ohka Kogyo Co. Ltd.	87,300	5,171,369
		47,994,344
REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
Daiwa House Industry Co. Ltd.	203,700	5,944,612
Relo Group, Inc.	428,400	7,731,147
		13,675,759
TOTAL COMMON STOCKS (Cost $564,826,840)		749,019,101

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	1,853,125	1,853,496
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	310,469	310,500
TOTAL MONEY MARKET FUNDS (Cost $2,163,996)		2,163,996

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $566,990,836)	751,183,097
NET OTHER ASSETS (LIABILITIES) - 0.0%	(310,480)
NET ASSETS - 100.0%	750,872,617

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,035,057 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21	167,996

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	864,828	11,530,337	10,541,669	221	-	-	1,853,496	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	388,125	12,900,382	12,978,007	5,920	-	-	310,500	0.0%
Total	1,252,953	24,430,719	23,519,676	6,141	-	-	2,163,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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